Stockholders' Deficit (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Warrants, Outstanding Balance (in shares)	552,784,066	283,338,233
Weighted Average Exercise Price, Balance (in dollars per share)	$ 0.016	$ 0.02
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)		2 years 10 months 6 days
Warrants Exercisable, Numbers Exercisable (in shares)	150,708,232	61,696,327
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.026	$ 0.042
Warrants Exercisable, Intrinsic Value	$ 2,049,125	$ 875,000
Minimum [Member]
Weighted Average Exercise Price, Balance (in dollars per share)	$ 0.012	$ 0.02
Maximum [Member]
Weighted Average Exercise Price, Balance (in dollars per share)	$ 1.50	$ 1.50
Warrant [Member]
Number of Warrants, Outstanding Balance (in shares)	283,338,233	750,000	0
Number of Warrants, Granted (in shares)	301,445,833	282,588,233	750,000
Number of Warrants, Exercised (in shares)	(32,000,000)	0	0
Number of Warrants, Forfeited (in shares)		0	0
Number of Warrants, Outstanding Balance (in shares)	552,784,066	283,338,233	750,000
Weighted Average Exercise Price, Balance (in dollars per share)	$ 0.02	$ 1.50	$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	$ 0.013	$ 0.02	$ 1.5
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 0.0089	$ 0	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per shares)		$ 0	$ 0
Weighted Average Exercise Price, Balance (in dollars per share)		$ 0.02	$ 1.50
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	2 years 3 months 28 days